Other Income, Net	6 Months Ended
Jun. 30, 2021
Other Income and Expenses [Abstract]
Other Income, Net

NOTE 11: OTHER INCOME, NET

During the three month periods ended June 30, 2021 and 2020, taxes other-than income taxes of Navios Logistics amounted to $1,218 and $590, respectively, and were included in the interim condensed consolidated statement of comprehensive income/(loss) within the caption “Other expense, net”.

During the six month periods ended June 30, 2021 and 2020, taxes other-than income taxes of Navios Logistics amounted to $2,222 and $2,021, respectively, and were included in the interim condensed consolidated statement of comprehensive income/(loss) within the caption “Other expense, net”.